Shareholders' Equity Options, Fair Value Assumptions (Details) (Stock Option [Member])	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Stock Option [Member]
Options Assumptions [Line Items]
Expected term - minimum (in years)	3	2
Expected term - maximum (in years)	10	10
Expected volatility - minimum	100.00%	0.00%
Expected volatility - maximum	0.00%	100.00%
Expected dividend yield	0.00%	0.00%
Risk-free interest rate - minimum	0.00%	0.00%
Risk-free interest rate - maximum	0.00%	0.00%